Components of Long-term Debt (Parenthetical) (Detail) - 12 months ended Jun. 30, 2026 € in Billions, $ in Billions	USD ($)	EUR (€)
2009 Issuance of $3.8 billion
Debt Instrument [Line Items]
Debt, issuance date	2009
Debt, face value	$ 3.8
2010 Issuance of $4.8 billion
Debt Instrument [Line Items]
Debt, issuance date	2010
Debt, face value	$ 4.8
2011 Issuance of $2.3 billion
Debt Instrument [Line Items]
Debt, issuance date	2011
Debt, face value	$ 2.3
2012 Issuance of $2.3 billion
Debt Instrument [Line Items]
Debt, issuance date	2012
Debt, face value	$ 2.3
2013 Issuance of $5.2 billion
Debt Instrument [Line Items]
Debt, issuance date	2013
Debt, face value	$ 5.2
2013 Issuance of €4.1 billion
Debt Instrument [Line Items]
Debt, issuance date	2013
Debt, face value | €		€ 4.1
2015 Issuance of $23.8 billion
Debt Instrument [Line Items]
Debt, issuance date	2015
Debt, face value	$ 23.8
2016 Issuance of $19.8 billion
Debt Instrument [Line Items]
Debt, issuance date	2016
Debt, face value	$ 19.8
2017 Issuance of $17.1 billion
Debt Instrument [Line Items]
Debt, issuance date	2017
Debt, face value	$ 17.1
2020 Issuance of $10.1 billion
Debt Instrument [Line Items]
Debt, issuance date	2020
Debt, face value	$ 10.1
2021 issuance of $8.2 billion
Debt Instrument [Line Items]
Debt, issuance date	2021
Debt, face value	$ 8.2
2023 issuance of $0.1 billion
Debt Instrument [Line Items]
Debt, issuance date	2023
Debt, face value	$ 0.1
2024 issuance of $3.3 billion
Debt Instrument [Line Items]
Debt, issuance date	2024
Debt, face value	$ 3.3